JOHN HANCOCK FUNDS III
200 Berkeley Street
Boston, Massachusetts 02116
July 31, 2025
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Funds III (the “Trust”), on behalf of:
John Hancock Disciplined Value Fund,
John Hancock Disciplined Value Mid Cap Fund,
John Hancock Global Shareholder Yield Fund,
John Hancock International Growth Fund, and
John Hancock U.S. Growth Fund (collectively, the “Funds”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated August 1, 2025, contained in Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 94 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 28, 2025 via EDGAR, accession number 0001193125-25-166131 except for John Hancock Disciplined Value Fund, John Hancock Disciplined Value Mid Cap Fund, John Hancock Global Shareholder Yield Fund, John Hancock International Growth Fund, and John Hancock U.S. Growth Fund NAV prospectus, which was separately filed pursuant to paragraph (c) of Rule 497 on July 31, 2025.
If you have any questions or comments, please call me at (857) 328-2178.
/s/ Khimmara Greer
Khimmara Greer Assistant Secretary of the Trust